ASSETS ACQUISITION - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Nov. 30, 2025	Apr. 30, 2025
Weizhen Culture Technology Co., Ltd
Asset Acquisition [Line Items]
Percentage of voting interests acquired			100.00%
Asset Acquisition, Consideration			¥ 166,000
Zhengzhou You'ai Culture Technology Co., Ltd
Asset Acquisition [Line Items]
Percentage of voting interests acquired		100.00%
Asset Acquisition, Consideration	¥ 181,736	¥ 206,600